OTHER ASSETS	12 Months Ended
Dec. 31, 2024
Other Assets [Abstract]
OTHER ASSETS	OTHER ASSETS
The following table provides the composition of Other Assets for the two years ended December 31:

	2024	2023
Long-term derivative contracts (a)	$49,353	$50,773
Long-term prepaid and secondary roads (b)	5,159	5,355
Patronage equity (b)	9,340	8,292
Long-term notes receivable (b)	7,400	—
Capitalized software costs (b)	4,494	4,750
Other (c)	2,530	2,705
Total	$78,276	$71,875

(a)See Note 1 — Summary of Significant Accounting Policies and Note 9 — Derivative Financial Instruments and Hedging Activities for further information on derivatives including their classification on the Consolidated Balance Sheets.
(b)See Note 1 — Summary of Significant Accounting Policies for additional information.
(c)Includes the Executive Severance Pay Plan which provides benefits to eligible executives in the event of a change in control of the Company, deferred financing costs related to revolving debt and long term deposits.